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AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 11, 2013 TO THE CURRENT PROSPECTUS FOR AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM ("ADA")

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This Supplement modifies certain information in the above-referenced current
Prospectus. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding a change of trustee.

Please note the following updates to the Prospectus:

CHANGE OF TRUSTEE:

Effective on or about November 1, 2013, the second paragraph under the section entitled "The Program" is deleted and replaced with the following:

The ADA Members Retirement Program consists of several types of retirement plans and three retirement plan trusts: the Master Trust, the Volume Submitter Retirement Trust and the Pooled Trust (the "Plan Trusts"). Each of the Plan Trusts invests exclusively in the group annuity contract described in this prospectus and in the group annuity contract funding the GRAs. The Program is endorsed by the ADA, and the Trustee under the Master and Volume Submitter Retirement Trusts is Reliance Trust Company. The Program had 17,190 participants and $1.49 billion in assets on December 31, 2012.

             Copyright 2013 AXA Equitable Life Insurance Company.
                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   IM-36-13(10/13)                           Cat #151166(10/13)
                   ADA NB/IF                                            #610697